Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	ARGENTINA — 0.2%
279	MercadoLibre, Inc.*	$315,845
	AUSTRALIA — 3.9%
103,416	ALS Ltd.	854,668
15,372	Altium Ltd.	386,643
326,760	Boral Ltd.	1,351,384
46,407	carsales.com Ltd.	720,621
2,214	CSL Ltd.	406,113
217,899	Harvey Norman Holdings Ltd.	753,787
38,967	IDP Education Ltd.	804,134
32,457	SEEK Ltd.	662,931
14,616	Sonic Healthcare Ltd.	390,386
95,232	Technology One Ltd.	699,808
		7,030,475
	BELGIUM — 0.4%
5,487	Solvay S.A.	655,074
	CANADA — 1.6%
17,304	CAE, Inc.*	436,926
15,066	Descartes Systems Group, Inc.*	1,095,537
17,577	Open Text Corp.	841,235
7,812	Ritchie Bros Auctioneers, Inc.	476,220
		2,849,918
	DENMARK — 1.4%
5,487	Chr Hansen Holding A/S	437,651
4,836	Coloplast A/S - Class B	698,299
15,438	Demant A/S*	676,850
12,183	GN Store Nord A/S	729,809
		2,542,609
	FRANCE — 4.4%
4,836	Air Liquide S.A.	820,655
5,115	BioMerieux	596,614
21,390	Cie de Saint-Gobain	1,430,299
5,115	Cie Generale des Etablissements Michelin	846,899
23,250	Dassault Systemes S.E.	1,106,385
4,557	EssilorLuxottica S.A.	852,183
6,510	Pernod Ricard S.A.	1,379,267
18,414	Sanofi - ADR	957,528
		7,989,830
	GERMANY — 3.9%
6,510	Fresenius Medical Care A.G. & Co. KGaA	438,300

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
11,439	HeidelbergCement AG	$785,544
6,384	HELLA GmbH & Co. KGaA	444,846
6,603	Merck KGaA	1,435,240
9,492	Nemetschek S.E.	863,373
6,045	Puma S.E.	638,341
930	Rational AG	771,264
7,347	Siemens AG	1,152,050
5,487	Symrise AG	651,691
		7,180,649
	IRELAND — 0.9%
4,464	Flutter Entertainment PLC*	669,884
9,765	Kingspan Group PLC	931,771
		1,601,655
	ISRAEL — 1.4%
9,300	Check Point Software Technologies Ltd.*	1,125,393
113,904	ICL Group Ltd.	1,017,976
1,176	Israel Corp. Ltd.*	474,397
		2,617,766
	ITALY — 2.1%
123,504	Davide Campari-Milano S.p.A.	1,535,388
11,088	De’Longhi S.p.A.	377,861
16,647	Interpump Group S.p.A.	1,014,241
13,578	Moncler S.p.A.	857,548
		3,785,038
	JAPAN — 29.2%
9,300	ABC-Mart, Inc.	421,315
74,400	Amada Co., Ltd.	710,908
33,600	Anritsu Corp.	458,400
18,600	Asahi Intecc Co., Ltd.	314,130
13,800	Asics Corp.	264,443
9,300	Bandai Namco Holdings, Inc.	646,258
46,500	Brother Industries Ltd.	848,279
75,768	Calbee, Inc.	1,734,001
37,200	Capcom Co., Ltd.	888,151
37,200	Casio Computer Co., Ltd.	461,348
33,600	Coca-Cola Bottlers Japan Holdings, Inc.	391,040
37,200	CyberAgent, Inc.	427,772
58,800	Daicel Corp.	429,678
18,600	Denso Corp.	1,371,130
27,900	Ebara Corp.	1,346,270
18,600	Fancl Corp.	469,258

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
27,900	Fuji Electric Co., Ltd.	$1,474,602
18,600	FUJIFILM Holdings Corp.	1,231,660
9,300	Fujitsu Ltd.	1,212,289
18,600	Hamamatsu Photonics KK	941,098
9,300	Harmonic Drive Systems, Inc.	361,185
9,300	Hisamitsu Pharmaceutical Co., Inc.	280,473
18,600	Hitachi Construction Machinery Co., Ltd.	466,513
9,300	Horiba Ltd.	495,570
55,800	Infomart Corp.	318,650
25,200	JCR Pharmaceuticals Co., Ltd.	439,811
9,300	JMDC, Inc.*	421,315
11,700	Kaneka Corp.	377,731
21,000	Kewpie Corp.	430,297
9,300	Kobayashi Pharmaceutical Co., Ltd.	719,141
46,500	Komatsu Ltd.	1,132,384
27,900	Konami Holdings Corp.	1,484,287
111,600	Konica Minolta, Inc.	466,836
55,800	K's Holdings Corp.	544,804
18,600	Kyocera Corp.	1,135,613
27,900	Kyowa Kirin Co., Ltd.	691,295
46,500	Lion Corp.	604,530
18,600	M3, Inc.	702,030
18,600	Matsumotokiyoshi Holdings Co., Ltd.	631,972
18,600	MISUMI Group, Inc.	597,266
111,600	Mitsubishi Chemical Holdings Corp.	866,843
27,900	Nexon Co., Ltd.	521,074
50,400	NGK Insulators Ltd.	843,317
9,300	Nihon Kohden Corp.	244,153
37,200	Nihon M&A Center, Inc.	576,927
18,600	Nihon Unisys Ltd.	482,978
46,500	Nikon Corp.	478,620
50,400	Nippon Paint Holdings Co., Ltd.	397,601
46,500	Nippon Television Holdings, Inc.	481,849
18,600	Nissan Chemical Corp.	997,596
18,600	Nissin Foods Holdings Co., Ltd.	1,312,371
9,300	Nitto Denko Corp.	714,298
27,900	Nomura Research Institute Ltd.	958,854
93,000	Oji Holdings Corp.	489,920
27,900	Olympus Corp.	616,597
37,200	Ono Pharmaceutical Co., Ltd.	895,254
37,200	Pan Pacific International Holdings Corp.	498,152
27,900	Pola Orbis Holdings, Inc.	411,387
21,000	Rakus Co., Ltd.	413,712

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
18,600	Rohto Pharmaceutical Co., Ltd.	$510,098
18,600	Ryohin Keikaku Co., Ltd.	264,088
50,400	Sanwa Holdings Corp.	540,195
27,900	SCSK Corp.	466,594
33,600	Sega Sammy Holdings, Inc.	558,712
18,600	Shimadzu Corp.	662,643
37,200	Skylark Holdings Co., Ltd.	482,656
9,300	SMS Co., Ltd.	250,206
18,600	Sohgo Security Services Co., Ltd.	670,714
260,400	Sumitomo Chemical Co., Ltd.	1,297,198
102,300	Sumitomo Rubber Industries Ltd.	1,054,740
27,900	Sundrug Co., Ltd.	698,559
18,600	Suzuki Motor Corp.	785,163
25,200	Taiheiyo Cement Corp.	497,111
55,800	Takara Holdings, Inc.	535,602
27,900	TBS Holdings, Inc.	412,840
50,400	Teijin Ltd.	629,863
27,900	Terumo Corp.	1,006,797
18,600	Toho Co., Ltd.	714,298
19,800	Toho Gas Co., Ltd.	538,711
		53,122,024
	NETHERLANDS — 0.8%
5,673	Koninklijke DSM N.V.	1,055,984
9,300	QIAGEN N.V.*	460,257
		1,516,241
	NORWAY — 0.8%
12,264	Nordic Semiconductor A.S.A.	357,629
106,857	Orkla A.S.A.	1,016,311
		1,373,940
	SINGAPORE — 0.2%
142,800	Nanofilm Technologies International Ltd.	298,875
	SPAIN — 0.2%
25,761	Grifols S.A.	450,787
	SWEDEN — 4.8%
25,854	AddTech A.B. - B Shares	470,873
19,158	Atlas Copco A.B. - A Shares	1,114,904
52,266	Dometic Group A.B.	572,826
35,619	Elekta A.B. - Class B	361,681
35,712	Epiroc A.B. - Class A	753,716
31,341	Getinge A.B. - B Shares	1,214,140

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
41,292	Hennes & Mauritz AB - B Shares	$811,056
60,450	Husqvarna AB - Class B	833,818
35,433	Sandvik AB	919,790
31,899	SKF AB - Class B	693,063
69,657	Tele2 A.B. - B Shares	1,007,083
		8,752,950
	SWITZERLAND — 1.2%
1,674	Geberit A.G.	1,124,091
2,790	Roche Holding AG	1,069,492
		2,193,583
	UNITED KINGDOM — 6.6%
27,528	Avast PLC	226,473
16,089	Burberry Group PLC	403,115
30,039	Coca-Cola HBC A.G.	983,768
214,272	ConvaTec Group PLC	504,524
8,556	Croda International PLC	915,118
109,275	DS Smith PLC	551,249
43,338	Entain PLC*	925,078
12,852	Fevertree Drinks PLC	367,791
39,984	Hikma Pharmaceuticals PLC	1,114,733
41,943	IMI PLC	927,939
465,465	JD Sports Fashion PLC	1,174,355
85,374	Meggitt PLC*	853,338
8,184	Reckitt Benckiser Group PLC*	660,012
67,890	Sage Group PLC	656,538
37,572	Smiths Group PLC	781,583
5,859	Spirax-Sarco Engineering PLC	1,041,939
		12,087,553
	UNITED STATES — 35.1%
1,767	ABIOMED, Inc.*	522,802
7,068	Activision Blizzard, Inc.	558,443
2,883	Adobe, Inc.*	1,540,387
8,184	Advance Auto Parts, Inc.	1,894,678
7,440	Agilent Technologies, Inc.	1,036,541
7,905	Akamai Technologies, Inc.*	905,518
1,848	Albemarle Corp.	407,928
744	Align Technology, Inc.*	368,250
10,974	Amphenol Corp. - Class A	873,421
5,208	Analog Devices, Inc.	853,956
1,968	ASML Holding N.V.	1,332,730
9,765	AstraZeneca PLC - ADR	568,421

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
2,184	Axon Enterprise, Inc.*	$305,607
2,046	Becton, Dickinson and Co.	519,970
3,720	Best Buy Co., Inc.	369,322
2,883	Biogen, Inc.*	651,558
12,090	Bristol-Myers Squibb Co.	784,520
16,461	Brown-Forman Corp. - Class B	1,109,965
465	Cable One, Inc.	718,299
37,758	Church & Dwight Co., Inc.	3,875,859
2,418	Cintas Corp.	946,720
11,160	Cisco Systems, Inc.	621,277
3,162	Cooper Cos., Inc.	1,259,425
20,646	Corteva, Inc.	992,660
8,370	CoStar Group, Inc.*	587,239
4,929	Danaher Corp.	1,408,659
3,999	Dollar Tree, Inc.*	524,749
9,300	Dynatrace, Inc.*	510,198
5,394	Eaton Corp. PLC	854,571
10,044	eBay, Inc.	603,343
2,511	Edwards Lifesciences Corp.*	274,201
8,184	Electronic Arts, Inc.	1,085,689
3,720	Eli Lilly & Co.	912,851
17,391	Emerson Electric Co.	1,599,102
1,848	Etsy, Inc.*	290,284
3,906	F5 Networks, Inc.*	810,964
2,697	Facebook, Inc. - Class A*	844,862
20,832	Fastenal Co.	1,180,758
1,848	FedEx Corp.	454,349
3,696	Floor & Decor Holdings, Inc. - Class A*	401,829
8,148	Fortune Brands Home & Security, Inc.	767,297
924	Generac Holdings, Inc.*	260,919
9,300	Genuine Parts Co.	1,239,039
7,068	Gilead Sciences, Inc.	485,430
16,368	Graco, Inc.	1,187,662
13,299	Hasbro, Inc.	1,229,892
7,905	Hershey Co.	1,557,838
1,302	HubSpot, Inc.*	636,418
1,395	Illumina, Inc.*	486,604
15,996	Ingersoll Rand, Inc.	899,135
8,370	Intel Corp.	408,623
3,069	Intuit, Inc.	1,704,001
27,900	Keurig Dr Pepper, Inc.	1,058,805
2,232	Lam Research Corp.	1,316,701
4,185	Masimo Corp.*	920,156

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,560	Micron Technology, Inc.	$621,961
10,788	Novartis A.G. - ADR	937,585
5,055	NVIDIA Corp.	1,237,767
10,752	ON Semiconductor Corp.*	634,368
3,348	Parker-Hannifin Corp.	1,037,913
13,764	PPG Industries, Inc.	2,149,937
14,112	PulteGroup, Inc.	743,561
5,022	Qorvo, Inc.*	689,420
5,394	QUALCOMM, Inc.	948,049
3,255	Repligen Corp.*	645,597
3,441	Stryker Corp.	853,540
5,301	Synopsys, Inc.*	1,645,961
2,604	Take-Two Interactive Software, Inc.*	425,337
13,608	Tapestry, Inc.	516,424
2,232	Thermo Fisher Scientific, Inc.	1,297,462
		63,905,307
	TOTAL COMMON STOCKS
	(Cost $147,727,180)	180,270,119
	WARRANTS — 0.0%
	SWITZERLAND — 0.0%
26,568	Cie Financiere Richemont S.A., Expiration Date: November 22, 2023*	27,109
	TOTAL WARRANTS
	(Cost $0)	27,109

Knowledge Leaders Developed World ETF
SCHEDULE OF INVESTMENTS - Continued
January 31, 2022 (Unaudited)

Value
TOTAL INVESTMENTS — 99.1%
(Cost $147,727,180)	$180,297,228

Other Assets in Excess of Liabilities — 0.9%	1,593,551
TOTAL NET ASSETS — 100.0%	$181,890,779

ADR –	American Depository Receipt
PLC –	Public Limited Company

*	Non-income producing security.